Long-Term Investments	12 Months Ended
Mar. 31, 2026
Long-Term Investments [Abstract]
Long-term investments

Note 6 — Long-term investments

As of March 31, 2026 and 2025, long-term investments comprised of the following:

	March 31,	March 31,
	2026	2025

Investment in Nekcom	$15,364,229	$15,364,229
Investment in MyFirst Tech	1,406,625	-
Investment in Cloudshelf Limited	71,045	71,045
Total	$16,841,899	$15,435,274

Investment in Nekcom

On November 20, 2024, the Company, Nekcom and certain significant shareholders of Nekcom entered into a Series B Preferred Stock Purchase Agreement (the “Nekcom SPA”) pursuant to which the Company has agreed to purchase 12,250,000 shares of Nekcom’s Series B Preferred Stock that would constitute 20% of the total outstanding shares of Nekcom for an aggregate purchase price of $15,000,000 consisting of (a) $7,500,000 in cash, and (b) $7,500,000 in the Company’s ordinary shares.

In connection with the Nekcom SPA, 262,325 ordinary shares of GCL Global (the “Nekcom Consideration Shares”) and an additional 262,325 ordinary shares of GCL Global (the “Nekcom Additional Consideration Shares”) were issued in the name of Nekcom on December 18, 2024 but were held in escrow until full recoupment date of the minimum guarantee pursuant to a Publishing Agreement dated December 18, 2024 (see Note 23) when they will be released to either Nekcom or the Company depending on the value of Nekcom Consideration Shares (the “Consideration Shares VWAP”) based on the volume weighted average price of the Consideration Shares over thirty (30) trading days immediately preceding the full recoupment date. If the Consideration Shares VWAP exceeds $7,500,000, all Nekcom Consideration Shares will be released to Nekcom, and all Nekcom Additional Consideration Shares will be returned to the Company for cancellation. In the event that the Consideration Shares VWAP is below $7,500,000 but exceeds $1,200,000, Nekcom will receive such number of Nekcom Additional Consideration Shares from the escrow account that would make up the shortfall, with the balance returned to the Company for cancellation. If the value of the Nekcom Additional Consideration Shares so released from the escrow account is not sufficient to make up the shortfall, the Company has agreed to either pay Nekcom cash to make up the shortfall, or issue additional shares to Nekcom and use its reasonable best efforts to register such shares for resale. If the Consideration Shares VWAP is below $1,200,000, the Company has agreed to pay Nekcom the shortfall between $7,500,000 and the Consideration Shares VWAP in cash. Upon completion of the Business Combination on February 13, 2025, the Nekcom Consideration Shares and the Nekcom Additional Consideration Shares were exchanged for an aggregate of 2,126,729 of ordinary shares of the Company, all of which were held in escrow (see Note 3).

On May 15, 2025, parties amended the Nekcom SPA (the “First Amendment”) to provide that, among other things, the Company shall have the right to instruct the escrow agent to return to the Company the full amount of the Nekcom Consideration Shares if either (i) the Company has not recouped in full both the minimum guarantee (as defined in the Publishing Agreement) and its investments related to SHOWA American Story (the “Licensed Game”) as specified in the First Amendment within 12 months of the commercial launch of the Licensed Game; or (ii) the Licensed Game has not been commercially launched on or before December 31, 2026. In that case, the Company shall be required to return to Nekcom 10% of the equity interests of Nekcom issued to the Company pursuant to the Nekcom SPA.

As of March 31, 2026, the Company had remitted $7,500,000 cash consideration towards investment in Nekcom’s Series B preferred Share. However, the Nekcom Consideration Shares and Nekcom Additional Consideration Share are being held in escrow yet to be released as the contingency of recoupment of the minimum guarantee has not yet been met.

The Company’s investment in Nekcom’s Series B Preferred Shares are classified as equity securities but do not meet the criteria to be considered in-substance common stock under ASC 323-10-15-13. These shares possess substantive liquidation preferences, fixed returns, and conditional participation rights that distinguish them from common stock. Consequently, the Nekcom investment is not accounted for under the equity method. As a result, the investment Nekcom’s Series B Preferred Shares does not qualify for equity method accounting under ASC 323 and is instead accounted for under ASC 321 as an equity investment to measure it at cost, with subsequent remeasurement to fair value only upon impairment or when there are observable prince changes in orderly transactions for identical or similarly investments. As of the acquisition date, the $7,500,000 cash consideration, $364,229 acquisition cost, and $7,500,000 share consideration were determined to be included in the initial investment cost. The Company will assess the impairment as subsequent measurement. As of March 31, 2026, no impairment was recorded against investment in Nekcom.

On March 10, 2026, an accredited investor, entered into a share purchase agreement with the Company to acquire 306,250 Series B Preferred Shares of Nekcom for a total purchase price of $1,000,000, with closing to occur no later than April 30, 2026. Pursuant to the share purchase agreement, it features a put option allowing the buyer to sell the shares back to the Company at two times the purchase price within six months following the official launch of Nekcom’s game, Showa the American Story. Additionally, if the game fails to launch by June 30, 2028, the buyer holds a Mandatory Buyback right, enabling it to require the Company to repurchase the entire investment interest by December 31, 2028, at the original purchase price plus a 10% per annum compound interest rate. As of March 31, 2026, the transaction has not been closed yet.

Investment in MyFirst Tech

As discussed in Note 5, the Company converted its investment in a convertible note into 1,484,049 Series Seed-3 Preference Shares of MyFirst Tech pursuant to a Series A financing transaction completed by MyFirst Tech. Upon completion of the conversion, the Company’s contractual rights under the convertible note were extinguished and replaced by an ownership interest in MyFirst Tech. Accordingly, the Company derecognized the convertible note and recognized an equity investment in MyFirst Tech. The initial carrying amount of the Series Seed-3 Preference Shares was established based on the carrying amount of the convertible note immediately prior to conversion, which equaled its fair value as a result of the Company’s election of the fair value option under ASC 825. Following the conversion, the Company held approximately 12.98% of the equity interests of MyFirst Tech.

The Company evaluated the accounting for the Series Seed-3 Preference Shares received upon conversion and concluded that the investment represents an equity security within the scope of ASC 321. Although the Company holds approximately 12.98% of the equity interests of MyFirst Tech, the Series Seed-3 Preference Shares do not qualify as in-substance common stock under ASC 323-10-15-13 because they possess substantive liquidation preferences, preferential economic rights, conversion rights, anti-dilution protections, and other investor rights that are not substantially similar to those of ordinary shares. Accordingly, the investment does not qualify for equity method accounting under ASC 323.

Because the Series Seed-3 Preference Shares do not have a readily determinable fair value and MyFirst Tech is a privately held company, the Company elected the measurement alternative under ASC 321-10-35-2. Under this measurement alternative, the investment is measured at cost, less impairment, adjusted for observable price changes resulting from orderly transactions involving identical or similar investments of the same issuer. The initial carrying amount of the investment was determined based on the fair value of the convertible note immediately prior to the Conversion Date (Note 5). The Company evaluates the investment for impairment and observable price changes at each reporting date. As of March 31, 2026, no impairment loss was recognized.

 Investment in Cloudshelf Limited (“Cloudshelf”)

On November 8, 2022, the Company entered into a subscription and shareholders agreement with Cloudshelf, a private limited company incorporated in England and Wales. Pursuant to the agreement, the Company subscribed for ordinary shares in Cloudshelf for a total consideration of $71,045, representing a 13.5% equity interest of Cloushelf.

As the Company does not have significant influence over Cloudshelf, the investment is accounted for in accordance with ASC 321, The investment is measured at cost, with subsequent remeasurement to fair value only upon impairment or when there are observable prince changes in orderly transactions for identical or similarly investments. As of March 31, 2026, no impairment indicators were identified, and no loss was recorded.